DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700
                               Fax: (215) 988-2757
                              www.drinkerbiddle.com



                                  June 16, 2006



VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


         Re:      TURNER FUNDS
                  (1933 ACT REGISTRATION NO. 33-00641)
                  (1940 ACT REGISTRATION NO. 811-07527)
                  -------------------------------------


Ladies and Gentlemen:

                  On behalf of Turner Funds (the "Trust"), transmitted for filing under the Securities Act of 1933, as amended (the "1933 Act"), is a copy of the Trust's Registration Statement on Form N-14 (with exhibits).

                  This filing is made in connection with the proposed reorganization of the Turner Technology Fund (the "Transferor Fund") into the Turner New Enterprise Fund (the "Surviving Fund"). As described more fully in the enclosed Registration Statement, at a meeting of the shareholders of the Trust, shareholders of the Transferor Fund will be asked to approve a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all of the assets and liabilities of the Transferor Fund to the Surviving Fund.

                  This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on July 16, 2006. Therefore, we would appreciate receiving any comments you may have as soon as possible so that the Trust may be in a position to mail the proxy statement/prospectus contained in the Registration Statement to shareholders of the Transferor Fund on or about July 31, 2006.

Securities and Exchange Commission
June 16, 2006
Page 2
                  Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

                                   Sincerely,

                                                     /s/ Joshua Deringer
                                                     ---------------------------
                                                     Joshua Deringer

Enclosures